Derivatives (Embedded Derivatives) (Details) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Embedded Derivative, Fair Value of Embedded Derivative, Net [Abstract]
Embedded derivatives within asset host contracts	$ 55	$ (39)
Embedded derivatives within liability host contracts	1,554	793
Ceded guaranteed minimum benefits | Premiums, reinsurance and other receivables
Embedded Derivative, Fair Value of Embedded Derivative, Net [Abstract]
Embedded derivatives within asset host contracts	143	118
Direct guaranteed minimum benefits | Policyholder account balances [Member]
Embedded Derivative, Fair Value of Embedded Derivative, Net [Abstract]
Embedded derivatives within liability host contracts	361	(155)
Assumed guaranteed minimum benefits | Policyholder account balances [Member]
Embedded Derivative, Fair Value of Embedded Derivative, Net [Abstract]
Embedded derivatives within liability host contracts	1,205	965
Funds withheld on ceded reinsurance | Other liabilities
Embedded Derivative, Fair Value of Embedded Derivative, Net [Abstract]
Embedded derivatives within liability host contracts	(30)	(14)
Fixed annuities with equity indexed returns | Policyholder account balances [Member]
Embedded Derivative, Fair Value of Embedded Derivative, Net [Abstract]
Embedded derivatives within liability host contracts	18	(3)
Options embedded in debt or equity securities [Member] | Investments
Embedded Derivative, Fair Value of Embedded Derivative, Net [Abstract]
Embedded derivatives within asset host contracts	$ (88)	$ (157)